Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Other deposits	91,735	78,164	57,841
Prepayments	20,293	36,916	27,318
Prepayment and other current assets	112,028	115,080	85,159